Other income (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Other income
Grant income	€ 861	€ 154
Rental income from property subleases	110	111
Total other income.	€ 971	€ 265	€ 1,470	€ 658